CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Common stock, par value	$ 0.50	$ 0.50
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	9,544,035	9,371,683
Common stock, shares outstanding	9,544,035	9,371,683